SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Balanced Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 63.0%
Communications - 1.7%
American Tower Corp.	2,600	621,556
Verizon Communications, Inc.	7,100	412,865

		1,034,421

Consumer Durables - 1.0%
YETI Holdings, Inc. *	8,100	584,901

Consumer Non-Durables - 4.2%
Conagra Brands, Inc.	8,900	334,640
Constellation Brands, Inc.	2,275	518,700
Estee Lauder Cos., Inc. - Class A	2,275	661,684
Mondelez International, Inc.	6,300	368,739
NIKE, Inc.	2,800	372,092
PepsiCo, Inc.	2,475	350,089

		2,605,944

Consumer Services - 3.5%
McDonald’s Corp.	2,300	515,522
Starbucks Corp.	4,850	529,960
Visa, Inc.	5,100	1,079,823

		2,125,305

Electronic Technology - 9.4%
Apple, Inc.	18,125	2,213,969
Applied Materials, Inc.	7,825	1,045,420
Broadcom, Inc.	1,660	769,676
Ciena Corp. *	4,450	243,504
Keysight Technologies, Inc. *	4,275	613,035
NVIDIA Corp.	1,285	686,100
Qualcomm, Inc.	1,625	215,459

		5,787,163

Finance - 5.1%
Ameriprise Financial, Inc.	2,250	523,012
Aon, PLC	1,900	437,209
Chubb, Ltd.	2,550	402,824
First Republic Bank	1,750	291,812
Goldman Sachs Group, Inc.	2,100	686,700
JPMorgan Chase & Co.	3,425	521,388
T Rowe Price Group, Inc.	1,550	265,980

		3,128,925

Health Services - 3.1%
HCA Healthcare, Inc.	3,150	593,271
UnitedHealth Group, Inc.	3,475	1,292,943

		1,886,214

Health Technology - 6.4%
Abbott Laboratories	3,550	425,432
AbbVie, Inc.	3,825	413,941
Bristol-Myers Squibb Co.	7,300	460,849
Dexcom, Inc. *	1,590	571,430
Intuitive Surgical, Inc. *	620	458,143

Name of Issuer	Quantity	Fair Value ($)
Johnson & Johnson	3,000	493,050
Medtronic, PLC	4,375	516,819
Thermo Fisher Scientific, Inc.	1,350	616,113

		3,955,777

Process Industries - 1.6%
Ecolab, Inc.	1,775	379,974
Linde, PLC	625	175,088
Sherwin-Williams Co.	600	442,806

		997,868

Producer Manufacturing - 3.2%
Honeywell International, Inc.	2,275	493,834
Motorola Solutions, Inc.	1,400	263,270
Northrop Grumman Corp.	500	161,820
Parker-Hannifin Corp.	450	141,944
Safran SA, ADR *	11,550	393,162
Siemens AG, ADR	2,000	164,592
Trane Technologies, PLC	2,175	360,093

		1,978,715

Retail Trade - 5.6%
Amazon.com, Inc. *	540	1,670,803
CVS Health Corp.	5,800	436,334
Home Depot, Inc.	2,050	625,762
TJX Cos., Inc.	6,550	433,282
Ulta Beauty, Inc. *	795	245,790

		3,411,971

Technology Services - 16.1%
Accenture, PLC	2,025	559,406
Adobe, Inc. *	1,300	617,981
Alphabet, Inc. - Class A *	620	1,278,762
Alphabet, Inc. - Class C *	205	424,069
Atlassian Corp., PLC *	2,500	526,900
Autodesk, Inc. *	1,600	443,440
DocuSign, Inc. *	525	106,286
Dynatrace, Inc. *	5,975	288,234
Facebook, Inc. *	3,065	902,734
Intuit, Inc.	1,200	459,672
Microsoft Corp.	7,800	1,839,006
Paycom Software, Inc. *	600	222,036
PayPal Holdings, Inc. *	3,300	801,372
RingCentral, Inc. *	150	44,682
salesforce.com, Inc. *	3,650	773,326
ServiceNow, Inc. *	560	280,062
Splunk, Inc. *	1,950	264,186
Twilio, Inc. *	175	59,633

		9,891,787

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)
Transportation - 1.6%
FedEx Corp.	1,750	497,070
Union Pacific Corp.	2,050	451,840

		948,910

Utilities - 0.5%
NextEra Energy, Inc.	4,140	313,025

Total Common Stocks (cost: $21,938,905)		38,650,926

Bonds - 30.5%

Asset-Backed Securities - 1.1%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/64 [1,4]	41,961	43,100
New Century Home Equity Loan Trust, 2005-A A4W, 4.71%, 8/25/35 [14]	3,139	3,176
OSCAR US Funding Trust VII, LLC, 2017-2A A4, 2.76%, 12/10/24 [4]	70,452	71,302
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	27,473	29,996
2007-20H 1, 5.78%, 8/1/27	24,561	26,489
Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, [4]	153,664	155,405
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	102,583
2019-SJ3 A2, 3.00%, 11/25/59 1, [4]	125,000	126,619
2019-SJ1 A1, 3.75%, 11/25/58 1, [4]	26,097	26,121
2019-SJ1 A2, 4.17%, 11/25/58 1, [4]	100,000	101,163

		685,954

Collateralized Mortgage Obligations - 4.2%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	42,254	44,630
2003-34 A1, 6.00%, 4/25/43	32,239	37,343
2004-T1 1A1, 6.00%, 1/25/44	19,724	22,779
1999-17 C, 6.35%, 4/25/29	9,438	10,584
2001-82 ZA, 6.50%, 1/25/32	13,463	15,324
2009-30 AG, 6.50%, 5/25/39	40,179	46,762
2013-28 WD, 6.50%, 5/25/42	39,868	47,298
2004-T1 1A2, 6.50%, 1/25/44	62,288	72,899
2004-W9 2A1, 6.50%, 2/25/44	35,660	41,679
2010-108 AP, 7.00%, 9/25/40	1,545	1,802
2004-T3, 1A3, 7.00%, 2/25/44	6,617	7,887
1993-21 KA, 7.70%, 3/25/23	12,002	12,560
Freddie Mac:
4784 BV, 3.50%, 12/15/32	100,000	100,570
4293 BA, 5.28%, 10/15/47 [1]	12,057	13,894
2122 ZE, 6.00%, 2/15/29	50,886	58,290
2126 C, 6.00%, 2/15/29	31,084	35,192
2485 WG, 6.00%, 8/15/32	31,855	36,506
2480 Z, 6.00%, 8/15/32	31,026	35,313
2575 QE, 6.00%, 2/15/33	15,557	17,889
2980 QA, 6.00%, 5/15/35	16,440	19,360
2283 K, 6.50%, 12/15/23	3,058	3,234

Name of Issuer	Principal Amount ($)	Fair Value ($)
2357 ZJ, 6.50%, 9/15/31	18,489	20,940
4520 HM, 6.50%, 8/15/45	23,943	28,507
3704 CT, 7.00%, 12/15/36	13,953	16,864
2238 PZ, 7.50%, 6/15/30	12,457	14,853
Government National Mortgage Association:
2021-27 CW, 5.00%, 2/20/51 [1]	174,410	205,544
2021-27 AW, 5.97%, 2/20/51 [1]	249,165	301,867
2015-80 BA, 6.99%, 6/20/45 [1]	20,434	23,599
2018-147 AM, 7.00%, 10/20/48	65,469	71,857
2018-160 DA, 7.00%, 11/20/48	61,523	69,321
2014-69 W, 7.20%, 11/20/34 [1]	23,086	26,988
2013-133 KQ, 7.31%, 8/20/38 [1]	24,111	28,556
2005-74 HA, 7.50%, 9/16/35	6,217	6,652
JP Morgan Mortgage Trust:
2021-3 A4, 2.50%, 7/1/51 1, [4]	196,981	202,593
2019-HYB1 A5A, 3.00%, 10/25/49 1, [4]	93,792	95,683
2020-8 A3, 3.00%, 3/25/51 1, [4]	41,612	42,661
2019-8 A4, 3.50%, 3/25/50 1, [4]	27,773	27,923
2019-9 A8, 3.50%, 5/25/50 1, [4]	125,000	126,328
2020-2 A4, 3.50%, 7/25/50 1, [4]	59,236	59,756
New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	60,926	66,030
PMT Loan Trust: 2013-J1 A11, 3.50%, 9/25/43 1, [4]	56,149	57,020
Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	84,927	87,137
2019-5 A4, 3.50%, 12/25/49 1, [4]	37,624	38,076
2020-2 A4, 3.50%, 3/25/50 1, [4]	62,744	63,599
Vendee Mortgage Trust:
1994-2 2, 6.02%, 5/15/24 [1]	4,837	4,912
2008-1 B, 6.17%, 3/15/25 [1]	10,115	11,615
Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	67,448	68,128
2020-2 A17, 3.00%, 12/25/49 1, [4]	66,645	67,196
2020-2 A3, 3.00%, 12/25/49 1, [4]	55,527	56,296

		2,572,296

Corporate Bonds - 11.8%
American Airlines, 3.20%, 6/15/28	80,950	80,585
American Financial Group, 5.25%, 4/2/30	200,000	236,679
AXIS Specialty Finance, 3.90%, 7/15/29	100,000	107,394
Baker Hughes a GE Co., LLC, 3.34%, 12/15/27	200,000	213,564
Bank of America Corp.:
3.25%, 10/21/27	100,000	107,455
3 Mo. Libor + 1.04, 3.42, 12/20/28 [1]	100,000	107,196
Booking Holdings, Inc., 4.63%, 4/13/30	150,000	174,614
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 6/20/24 [4]	178,329	184,981
Burlington Resources, LLC, 7.40%, 12/1/31	50,000	70,680

2

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)
Cabot Corp., 3.40%, 9/15/26	183,000	192,192
Canadian Pacific Railway Co., 7.13%, 10/15/31	100,000	138,457
Charles Stark Draper Laboratory, Inc., 4.39%, 9/1/48	100,000	106,926
CNO Financial Group, Inc., 5.25%, 5/30/29	100,000	115,175
Conagra Brands, Inc., 7.00%, 10/1/28	150,000	193,891
Concho Resources, Inc., 2.40%, 2/15/31	200,000	186,062
ConocoPhillips Co., 6.95%, 4/15/29	75,000	99,726
Cox Communications, Inc., 8.38%, 3/1/39 [4]	100,000	161,796
Delta Air Lines 2015-1 Class A Pass
Through Trust, 3.88%, 7/30/27	152,209	154,450
Delta Air Lines, Inc./SkyMiles, 4.75%, 10/20/28 [4]	200,000	217,375
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	28,899	28,173
Doric Nimrod Air Finance Alpha 2012-1
Trust, 5.13%, 11/30/22 [4]	21,052	20,971
Duke Energy Florida, LLC, 2.54%, 9/1/29	50,000	51,305
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	162,598
Equifax, Inc., 6.90%, 7/1/28	150,000	186,763
Equinor ASA, 7.15%, 11/15/25	150,000	187,475
Flex, Ltd., 4.88%, 5/12/30	200,000	226,305
Fulton Financial Corp. (Subordinated), 4.50%, 11/15/24	72,000	80,288
Georgia-Pacific, LLC, 7.38%, 12/1/25	100,000	125,623
ITT, LLC, 7.40%, 11/15/25	25,000	30,762
JetBlue Airways, 4.00%, 11/15/32	250,000	269,522
Johnson & Johnson, 3.55%, 3/1/36	150,000	167,334
JPMorgan Chase & Co.:
3.51%, 1/23/29 [1]	50,000	54,037
8.75%, 9/1/30	100,000	147,556
Lincoln National Corp., 7.00%, 6/15/40	100,000	143,455
Mercury General Corp., 4.40%, 3/15/27	100,000	112,783
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	150,000	160,826
Oglethorpe Power Corp., 6.19%, 1/1/31 [4]	150,000	187,608
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	100,000	123,861
Principal Financial Group, Inc., 3 Mo. Libor + 3.04, 3.24%, 5/15/55 [1]	100,000	98,250
Schlumberger Investment SA, 2.65%, 6/26/30	150,000	150,657
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	113,426
Simon Property Group LP, 2.45%, 9/13/29	150,000	148,392
Southwest Airlines Co., 2.63%, 2/10/30	185,000	181,563
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	123,916	123,680
Suncor Energy, Inc., 5.35%, 7/15/33	63,000	73,932
Truist Bank, (Subordinated), 2.25%, 3/11/30	100,000	97,510
Tyco Intl. Finance, 3.90%, 2/14/26	200,000	215,118
United Airlines 2013-1 Class A Pass Through Trust, 4.30%, 8/15/25	169,471	175,996

Name of Issuer	Principal Amount ($)	Fair Value ($)
United Airlines 2015-1 Class A Pass Through Trust, 3.70%, 12/1/22	125,000	126,704
Unum Group, 7.25%, 3/15/28	25,000	31,655
Wachovia Corp., (Subordinated), 7.57%, 8/1/26 [14]	100,000	127,794
Webster Financial Corp., 4.38%, 2/15/24	125,000	133,852
WestRock MWV, LLC, 7.95%, 2/15/31	100,000	138,924

		7,253,896

Federal Home Loan Mortgage Corporation - 0.2%
6.50%, 2/1/22	866	869
7.50%, 7/1/29	97,562	113,809
8.00%, 2/1/34	11,508	13,613
8.50%, 9/1/24	3,932	3,976

		132,267

Federal National Mortgage Association - 0.7%
5.50%, 10/1/33	52,993	59,745
6.50%, 2/1/24	10,364	10,807
6.50%, 9/1/27	33,822	37,963
6.50%, 6/1/40	92,686	106,490
7.00%, 1/1/32	10,047	10,970
7.00%, 3/1/33	18,178	20,498
7.00%, 12/1/38	31,933	35,409
8.00%, 6/1/24	6,866	7,317
8.00%, 1/1/31	9,087	9,186
8.00%, 2/1/31	17,264	21,187
8.00%, 9/1/37	57,455	69,922
8.43%, 7/15/26	2,307	2,357
8.50%, 10/1/30	22,193	26,137
10.00%, 6/1/31	22,874	25,455

		443,443

Government National Mortgage Association - 0.3%
5.00%, 5/20/48	66,835	74,321
5.75%, 12/15/22	10,709	11,457
6.50%, 11/20/38	14,787	16,887
7.00%, 12/15/24	6,627	7,042
7.00%, 11/20/27	9,678	10,948
7.00%, 9/20/29	26,370	30,306
7.00%, 9/20/38	9,583	11,448
7.50%, 4/20/32	18,441	20,659
8.00%, 7/15/24	2,885	3,002

		186,070

MARCH 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)
Taxable Municipal Securities - 8.4%
Baylor Scott & White Hlds., 2.84%, 11/15/50	250,000	234,458
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	30,000	30,076
Buffalo St. Foundation Hsg. Corp., 2.80%, 11/1/30	100,000	98,386
Chino Public Fin. Auth., 1.99%, 9/1/27	150,000	153,296
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	197,822
Essex Co. Impt. Auth., 3.97%, 8/1/30 [4]	200,000	190,592
GBG, LLC, 3.50%, 6/1/37 [4]	150,000	148,156
Great Lakes Water Auth. Sewage Disposal System, 3.51%, 7/1/44	150,000	156,898
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	101,017
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	212,879
Louisiana State Trans. Auth., 1.45%, 2/15/27	300,000	293,898
Madison Co. Comm. Sch. Dist. No. 7, 1.90%, 12/1/30	250,000	238,685
Massachusetts Edu. Auth.:
4.00%, 1/1/32	70,000	70,906
4.41%, 7/1/34	40,000	41,623
MI Hsg. Dev. Auth., 3.53%, 6/1/50	65,000	65,000
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	190,000	189,310
4.73%, 1/1/49	80,000	82,316
ND Hsg. Fin. Agy., 3.70%, 7/1/33	100,000	102,866
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	100,000	103,179
NJ Turnpike Auth., 1.71%, 1/1/29	200,000	192,910
NY City Hsg. Dev. Corp., 2.65%, 11/1/36	100,000	99,393
NY Mortgage Agency, 2.98%, 10/1/40	150,000	141,674
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	189,646
Oregon State Fac. Auth.:
2.68%, 7/1/31	350,000	337,610
3.29%, 10/1/40	100,000	92,427
Public Fin. Auth., 4.23%, 7/1/32	105,000	119,180
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	15,000	15,389
South Carolina Ports Auth., 3.88%, 7/1/55	150,000	153,489
South Carolina Student Loan Corp., 2.92%, 12/1/28	200,000	191,626
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	124,426
Tulane University, 0.50%, 2/15/36 [1]	85,000	80,365
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	199,463
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	250,000	249,615
Warren Consol. Schools, 1.85%, 5/1/31	250,000	238,508

		5,137,084

Name of Issuer	Principal Amount ($)/ Quantity	Fair Value ($)
U.S. Treasury / Federal Agency Securities - 3.8%
U.S. Treasury Bond, 2.00%, 2/15/50	200,000	182,344
U.S. Treasury Inflation Indexed Bonds:
0.13%, 1/15/23	1,813,216	1,901,575
0.13%, 1/15/30	101,671	109,870
0.13%, 7/15/30	102,025	110,586

		2,304,375

Total Bonds (cost: $18,628,839)		18,715,385

Investment Companies - 3.3%
BlackRock Enhanced Government Fund	4,886	62,345
BlackRock Income Trust	23,300	142,363
DoubleLine Opportunistic Credit Fund	10,411	205,513
Eaton Vance Short Duration Div. Inc. Fund	14,000	184,240
Eaton Vance, Ltd. Duration Inc. Fund	15,700	198,291
Franklin, Ltd. Duration, Income Trust	21,600	198,504
MFS Intermediate Income Trust	24,500	91,140
Nuveen Multi-Market Income Fund, Inc.	3,953	28,719
Nuveen Preferred & Income Securities Fund	10,400	101,088
Putnam Master Intermediate Income Trust	67,300	290,736
Putnam Premier Income Trust	84,275	410,419
WA Inflation-Linked Opp. & Inc. Fund	209	2,541
WA Inflation-Linked Sec. & Inc. Fund	10,953	140,089

Total Investment Companies (cost: $1,904,182)		2,055,988

Short-Term Securities - 3.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	2,037,653	2,037,653

(cost: $2,037,653)
Total Investments in Securities - 100.1%
(cost: $44,509,579)		61,459,952
Other Assets and Liabilities, net - (0.1%)		(62,232)

Total Net Assets - 100.0%		$61,397,720

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of March 31, 2021 was $3,311,273 and represented 5.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2021, 0.2% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2021.

4

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Balanced Fund (Continued)

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt
LLC — Limited Liability Company
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	38,650,926	—	—	38,650,926
Asset-Backed Securities	—	685,954	—	685,954
Collateralized Mortgage Obligations	—	2,572,296	—	2,572,296
Corporate Bonds	—	7,253,896	—	7,253,896
Federal Home Loan Mortgage Corporation	—	132,267	—	132,267
Federal National Mortgage Association	—	443,443	—	443,443
Government National Mortgage Association	—	186,070	—	186,070
Taxable Municipal Securities	—	5,137,084	—	5,137,084
U.S. Treasury / Federal Agency Securities	—	2,304,375	—	2,304,375
Investment Companies	2,055,988	—	—	2,055,988
Short-Term Securities	2,037,653	—	—	2,037,653

Total:	42,744,567	18,715,385	—	61,459,952

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2021	5